Group information - Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allego B.V. [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego B.V.
Place of business/country of incorporation	Arnhem, the Netherlands
Principle activities	Charging solutions for electric vehicles
Ownership interest held by the Group	100.00%	100.00%	100.00%
Allego Innovations B.V. [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego Innovations B.V.
Place of business/country of incorporation	Arnhem, the Netherlands
Principle activities	Software development
Ownership interest held by the Group	100.00%	100.00%	100.00%
Allego Employment B.V. [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego Employment B.V.
Place of business/country of incorporation	Arnhem, the Netherlands
Principle activities	Staffing agency within the Group
Ownership interest held by the Group	100.00%	100.00%	100.00%
Allego GmbH [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego GmbH
Place of business/country of incorporation	Berlin, Germany
Principle activities	Charging solutions for electric vehicles
Ownership interest held by the Group	100.00%	100.00%	100.00%
Allego Belgi B.V. [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego België B.V.
Place of business/country of incorporation	Mechelen, Belgium
Principle activities	Charging solutions for electric vehicles
Ownership interest held by the Group	100.00%	100.00%	100.00%
Allego France SAS [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego France SAS
Place of business/country of incorporation	Paris, France
Principle activities	Charging solutions for electric vehicles
Ownership interest held by the Group	100.00%	100.00%	100.00%
Allego Charging Ltd [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego Charging Ltd
Place of business/country of incorporation	London, United Kingdom
Principle activities	Charging solutions for electric vehicles
Ownership interest held by the Group	100.00%	100.00%	100.00%
Allego Denmark ApS [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego Denmark ApS
Place of business/country of incorporation	Copenhagen, Denmark
Principle activities	Charging solutions for electric vehicles
Ownership interest held by the Group	100.00%	100.00%	100.00%
Allego, Unipessoal Lda [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego, Unipessoal Lda
Place of business/country of incorporation	Lisbon, Portugal
Principle activities	Charging solutions for electric vehicles
Ownership interest held by the Group	100.00%	100.00%	100.00%
Allego Norway AS [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego Norway AS
Place of business/country of incorporation	Olso, Norway
Principle activities	Charging solutions for electric vehicles
Ownership interest held by the Group	100.00%	100.00%	100.00%
Allego Sweden AB [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego Sweden AB
Place of business/country of incorporation	Stockholm, Sweden
Principle activities	Charging solutions for electric vehicles
Ownership interest held by the Group	100.00%	100.00%	100.00%
Allego Italy S.R.L. [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego Italy S.R.L.
Place of business/country of incorporation	Torino, Italy
Principle activities	Charging solutions for electric vehicles
Ownership interest held by the Group	100.00%	0.00%	0.00%
Allego Spain S.L.U. [Member]
Disclosure of subsidiaries [line items]
Name of entity	Allego Spain S.L.U.
Place of business/country of incorporation	Madrid, Spain
Principle activities	Charging solutions for electric vehicles
Ownership interest held by the Group	100.00%	0.00%	0.00%